Offerings	Nov. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2027
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2027
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,890,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,084.81
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes due 2030
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,210,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,990.90
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2032
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,247,262,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,246.95
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2035
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,249,812,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,599.11
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2055
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,275,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,811.78
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2065
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 496,185,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,523.15
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.